Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and due from banks	$ 18,661	$ 17,287
Certificates of deposit in other banks	2,955	5,193
Available-for-sale debt securities, at fair value	250,747	310,870
Loans held for sale	591	2,249
Accrued interest receivable	7,953	6,621
Deposits:
Non-interest-bearing demand	453,443	453,066
Savings, interest checking and money market	923,602	818,358
Time deposits	255,034
Accrued interest payable	902	282
Carrying amount
Assets:
Cash and due from banks	18,661	17,287
Federal funds sold and overnight interest-bearing deposits	65,059	142,622
Certificates of deposit in other banks	2,955	5,193
Available-for-sale debt securities, at fair value	250,747	310,870
Other investment securities	6,353	5,408
Loans, net	1,505,664	1,285,230
Loans held for sale	591	2,249
Cash surrender value - life insurance	2,567	2,509
Interest rate lock commitments	20	312
Forward sale commitments	3	12
Accrued interest receivable	7,953	6,621
Total	1,860,573	1,778,313
Deposits:
Non-interest-bearing demand	453,443	453,066
Savings, interest checking and money market	923,602	818,358
Time deposits	255,034	245,396
Federal funds purchased and securities sold under agreements to repurchase	5,187	23,829
Federal Home Loan Bank advances and other borrowings	98,000	77,418
Subordinated notes	49,486	49,486
Interest rate lock commitments	18	26
Forward sale commitments	3
Accrued interest payable	902	282
Total	1,785,675	1,667,861
Fair value
Assets:
Cash and due from banks	18,661	17,287
Federal funds sold and overnight interest-bearing deposits	65,059	142,622
Certificates of deposit in other banks	2,955	5,193
Available-for-sale debt securities, at fair value	250,747	310,870
Other investment securities	6,353	5,408
Loans, net	1,389,018	1,308,539
Loans held for sale	591	2,249
Cash surrender value - life insurance	2,567	2,509
Interest rate lock commitments	20	312
Forward sale commitments	3	12
Accrued interest receivable	7,953	6,621
Total	1,743,927	1,801,622
Deposits:
Non-interest-bearing demand	453,443	453,066
Savings, interest checking and money market	923,602	818,358
Time deposits	250,433	246,025
Federal funds purchased and securities sold under agreements to repurchase	5,187	23,829
Federal Home Loan Bank advances and other borrowings	98,000	78,152
Subordinated notes	39,197	42,908
Interest rate lock commitments	18	26
Forward sale commitments	3
Accrued interest payable	902	282
Total	1,770,785	1,662,646
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	18,661	17,287
Federal funds sold and overnight interest-bearing deposits	65,059	142,622
Certificates of deposit in other banks	2,955	5,193
Available-for-sale debt securities, at fair value	2,152	3,917
Other investment securities	46	60
Loans, net	0	0
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	0	0
Forward sale commitments	0	0
Accrued interest receivable	7,953	6,621
Total	96,826	175,700
Deposits:
Non-interest-bearing demand	453,443	453,066
Savings, interest checking and money market	923,602	818,358
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	5,187	23,829
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	0	0
Forward sale commitments	0
Accrued interest payable	902	282
Total	1,383,134	1,295,535
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available-for-sale debt securities, at fair value	248,595	306,953
Other investment securities	6,307	5,348
Loans, net	0	0
Loans held for sale	591	2,249
Cash surrender value - life insurance	2,567	2,509
Interest rate lock commitments	0	0
Forward sale commitments	3	12
Accrued interest receivable	0	0
Total	258,063	317,071
Deposits:
Non-interest-bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	98,000	78,152
Subordinated notes	39,197	42,908
Interest rate lock commitments	0	0
Forward sale commitments	3
Accrued interest payable	0	0
Total	137,200	121,060
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available-for-sale debt securities, at fair value	0	0
Other investment securities	0	0
Loans, net	1,389,018	1,308,539
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	20	312
Forward sale commitments	0	0
Accrued interest receivable	0	0
Total	1,389,038	1,308,851
Deposits:
Non-interest-bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	250,433	246,025
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	18	26
Forward sale commitments	0
Accrued interest payable	0	0
Total	$ 250,451	$ 246,051